Intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 18,204,147	$ 19,138,858
Paxalisib Licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	9,699,233	10,241,410
Paxalisib Licensing agreement [member] | Gross carrying amount [member] | At fair value [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	16,407,788	16,407,788
Paxalisib Licensing agreement [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	(6,708,555)	(6,166,378)
EVT801 licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	8,504,914	8,897,448
EVT801 licensing agreement [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles		9,813,362
EVT801 licensing agreement [Member] | Gross carrying amount [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	9,813,362	9,813,362
EVT801 licensing agreement [Member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (1,308,448)	$ (915,914)